Change in accounting policy	12 Months Ended
Dec. 31, 2024
Restatement of Comparative Figures [Abstract]
Change in accounting policy
7 Change in accounting policy
The prior year disclosure of “Revenue” has been reclassified to reflect the impact of the accounting policy change for the revenue streams presented as "Commissions", “Fulfillment” and “Value-added services” in prior periods that are being presented together under “Third-party sales” starting from the current period. The Group considers that these revenue streams correspond to the same performance obligation and believes this presentation provides more relevant information for the users of the financial statements.

The change in accounting policy does not affect the previously reported loss or equity of the Group.

The impacts in the “Revenue” disclosure, of the change in accounting policy, are summarized as follows:

	For the years ended December 31,
In thousands of USD	2023 As previously reported	Change in accounting policy	2023 As reclassified
First-party sales	86,384	—	86,384
Third-party sales	—	81,593	81,593
Commissions	46,666	(46,666)	—
Fulfillment	18,506	(18,506)	—
Value-added services	20,278	(16,421)	3,857
Marketing and advertising	12,392	—	12,392
Other revenue	2,176	—	2,176
Revenue	186,402	—	186,402

	For the years ended December 31,
In thousands of USD	2022 As previously reported	Change in accounting policy	2022 As reclassified
First-party sales	81,728	—	81,728
Third-party sales	—	91,870	91,870
Commissions	39,879	(39,879)	—
Fulfillment	26,076	(26,076)	—
Value-added services	32,237	(25,915)	6,322
Marketing and advertising	16,940	—	16,940
Other revenue	6,440	—	6,440
Revenue	203,300	—	203,300